Financial Assets at Fair Value through Profit or Loss (Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)	[1]
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	₩ 313,893
Non-current financial assets at fair value through profit or loss	607,042
Financial assets at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	313,893
Non-current financial assets at fair value through profit or loss	408,786
Financial assets at fair value through profit or loss | Beneficiary securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	100	[2]
Non-current financial assets at fair value through profit or loss	320,148	[2]
Financial assets at fair value through profit or loss | Cooperative securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	0	[2]
Non-current financial assets at fair value through profit or loss	5,052	[2]
Financial assets at fair value through profit or loss | Other
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	313,793	[3]
Non-current financial assets at fair value through profit or loss	83,586	[3]
Financial assets designated as at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	0
Non-current financial assets at fair value through profit or loss	198,256
Financial assets designated as at fair value through profit or loss | Debt with embedded derivatives
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	0	[3]
Non-current financial assets at fair value through profit or loss	187,483	[3]
Financial assets designated as at fair value through profit or loss | Other
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	0
Non-current financial assets at fair value through profit or loss	₩ 10,773

[1]	As of December 31, 2018, the Company invested KRW528,006 million exclusively for payment of decommissioning costs of nuclear power plants.
[2]	For the year ended December 31, 2017, the Company had designated the financial assets as available-for-sale (note 2.(5)).
[3]	For the year ended December 31, 2017, the Company had designated the financial assets as long-term/short-term financial instrument (note 2.(5)).